Related Party Transactions (Tables)	9 Months Ended
Sep. 30, 2022
Related Party Transactions
Disclosure of detailed information about remuneration of key management [text block]

	For the three months ended		For the nine months ended
	September 30		September 30
(in EUR 000)	2022	2021	2022	2021
Short-term remuneration & compensation	120	332	391	477
Share based payment	47	13	102	13
Total	167	345	493	490

Disclosure of detailed information about transactions with related parties [text block]

	For the nine months ended September 30, 2022			For the nine months ended September 30, 2021
	R&D	Consulting	Board	R&D	Consulting	Board
(in EUR 000)	Collaboration	services	Remuneration	Collaboration	services	Remuneration
Cochlear	1,749	—	—	1,450	—	—
MINV SA	—	60	—	—	69	—
Ray Cohen	—	—	20	—	—	—
Ginny Kirby	—	—	15	—	—	—
Donald Deyo	—	—	21	—	—	43
Robert Taub	—	—	61	—	—	54
Kevin Rakin	—	—	33	—	—	31
Pierre Gianello	—	—	36	—	—	28
Jan Janssen	—	—	24	—	—	28
Jurgen Hambrecht	—	—	38	—	—	31
Rita Mills	—	—	28	—	—	—
Total	1,749	60	276	1,450	69	215
Amounts outstanding at period-end	970	60	126	—	69	215

	For the three months ended September 30, 2022			For the three months ended September 30, 2021
(in EUR 000)	R&D	Consulting	Board	R&D	Consulting	Board
	Collaboration	services	Remuneration	Collaboration	services	Remuneration
Cochlear	413	−	−	1,450	−	−
MINV SA	−	−	−	−	52	−
Ray Cohen	−	−	16	−	−	−
Ginny Kirby	−	−	12	−	−	−
Donald Deyo	−	−	7	−	−	22
Robert Taub	−	−	19	−	−	13
Kevin Rakin	−	−	8	−	−	9
Pierre Gianello	−	−	1	−	−	7
Jan Janssen	−	−	5	−	−	7
Jurgen Hambrecht	−	−	14	−	−	9
Rita Mills	−	−	5	−	−	−
Total	413	−	87	1,450	52	67
Amounts outstanding at period-end	970	60	126	−	69	215